Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Monetta Trust
Entity Central Index Key	0000894240
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Monetta Fund
Shareholder Report [Line Items]
Fund Name	Monetta Fund
Class Name	Monetta Fund
Trading Symbol	MONTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monetta Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
Additional Information Phone Number	1-800-MONETTA
Additional Information Website	https://monetta.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Monetta Fund	$71	1.33%
[1]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
During the first half of 2025, the stock market, as measured by the S&P 500 Index, was up 6.20% to close at a record level. Yet its path to new heights was anything but smooth. The market experienced an “April swoon,” declining almost 10%. Investors’ persistent recession worries were amplified by escalating trade tensions and geopolitical uncertainties. Big Tech once again came to the rescue fueled by a rebound in AI-focused stocks and renewed interest in Bitcoin, which surged to more than $100,000 in value.
The  Monetta Fund posted a strong gain of 16.59% for the first half of 2025. This compares favorably to the 6.20% return of its benchmark, the S&P 500 Index. The Fund benefited from its overweight in the large technology sector and investments in the crypto market, specifically Robinhood, Coinbase and Interactive Brokers Group.
Top contributors to Fund performance included  Palantir Technologies, Spotify, Netflix and Crowdstrike—up 80.25%, 71.52%, 50.24% and 48.85%, respectively, for the six-month period ending June 30, 2025. Detracting from fund performance were Apple, Alphabet and Dutch Brothers, which declined 18.07%, 6.85% and 10.70%, respectively, during the period. New purchases included Dollar Tree, Advanced Micro Devices and Howmet Aerospace.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Fund	29.71	16.25	12.92
S&P 500 Index	15.16	16.64	13.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://monetta.com/performance/ for more recent performance information. Visit https://monetta.com/resources/ for more recent information.
Net Assets	$ 97,383,920
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$97,383,920
Number of Holdings	52
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers (% of net assets)
Amazon.com, Inc.	7.1%
Palantir Technologies, Inc.	6.0%
NVIDIA Corp.	5.7%
JPMorgan Chase & Co.	4.5%
Alphabet, Inc. - CL C	4.2%
Netflix, Inc.	4.1%
Microsoft Corp.	4.1%
Meta Platforms, Inc. - CL A	3.8%
Apple, Inc.	3.5%
Costco Wholesale Corp.	3.0%

Industry (% of net assets)
Technology	41.3%
Retail	17.7%
Consumer Cyclical	13.8%
Financial	12.9%
Capital Equipment	6.5%
Healthcare	3.2%
Energy	2.6%
Utility	1.4%
Cash & Other	0.6%

Updated Prospectus Web Address	https://monetta.com/resources/
Monetta Young Investor Growth Fund
Shareholder Report [Line Items]
Fund Name	Monetta Young Investor Growth Fund
Class Name	Monetta Young Investor Growth Fund
Trading Symbol	MYIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monetta Young Investor Growth Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
Additional Information Phone Number	1-800-MONETTA
Additional Information Website	https://monetta.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Monetta Young Investor Growth Fund	$75	1.47%
[2]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
During the first half of 2025, the stock market, as measured by the S&P 500 Index, was up 6.20% to close at a record level. Yet its path to new heights was anything but smooth. The market experienced an “April swoon,” declining almost 10%. Investors’ persistent recession worries were amplified by escalating trade tensions and geopolitical uncertainties. Big Tech once again came to the rescue fueled by a rebound in AI-focused stocks and renewed interest in Bitcoin, which surged to more than $100,000 in value.
The Monetta Young Investor Growth Fund posted a gain of 5.74% for the first half of 2025, lagging the return of its benchmark, the S&P 500 Index, by 0.46 percentage points. The Fund benefited from its holdings in Spotify, Netflix and Meta, which rose 71.52%, 50.24% and 26.06%, respectively, for the six-month period ending June 30, 2025. Detracting from the Fund’s performance were Amazon, Apple and Alphabet, each of which underperformed the S&P 500 Index. New positions were initiated in Boeing, Uber and Telsa, while positions in Apple, Alphabet and Microsoft were trimmed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Young Investor Growth Fund	15.39	14.81	12.77
S&P 500 Index	15.16	16.64	13.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://monetta.com/performance/ for more recent performance information. Visit https://monetta.com/resources/ for more recent information.
Net Assets	$ 41,842,070
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$41,842,070
Number of Holdings	19
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Issuers (% of net assets)
SPDR S&P 500 Trust	31.5%
Vanguard S&P 500	18.3%
Amazon.com, Inc.	10.5%
JPMorgan Chase & Co.	5.9%
Alphabet, Inc. - CL C	4.7%
Netflix, Inc.	4.5%
Microsoft Corp.	4.2%
Apple, Inc.	3.9%
Costco Wholesale Corp.	3.5%
Meta Platforms, Inc. - CL A	2.1%

Industry (% of net assets)
Broad-Based Exchange Traded Funds	49.8%
Technology	17.5%
Retail	14.0%
Consumer Cyclical	8.2%
Financial	6.8%
Utility	0.9%
Capital Equipment	0.5%
Cash & Other	2.3%

Updated Prospectus Web Address	https://monetta.com/resources/

[1]
*	Annualized

[2]
*	Annualized